Risk management (Details 4) $ in Thousands		Dec. 31, 2017 USD ($)		Dec. 31, 2016 USD ($)
Assets [abstract]
Cash and cash equivalent		$ 672,048		$ 1,069,538
Equity investments		8,402		0
Loans at amortized cost	[1]	5,419,379		5,907,494
Other Assets		18,827		11,546
Total		6,267,747		7,180,783
Liabilities [abstract]
Other Liabilities		20,551		18,328
Total		$ 5,224,935		$ 6,169,469
Currency risk [member]
Statement of financial risk management [Line Items]
Exchange rate		0		0
Assets [abstract]
Cash and cash equivalent		$ 628		$ 6,494
Equity investments		168
Investments and other financial assets				0
Loans at amortized cost		143,182		295,580
Other Assets				226,183
Total		143,978		528,257
Liabilities [abstract]
Borrowings and deposit placements		143,661		374,836
Other Liabilities		0		153,684
Total		143,661		528,520
Net currency position		$ 317		$ (263)
Currency risk [member] | Brazilian Real [Member]
Statement of financial risk management [Line Items]
Exchange rate		3.31		3.25
Assets [abstract]
Cash and cash equivalent		$ 87		$ 4,014
Equity investments		168
Investments and other financial assets				0
Loans at amortized cost		0		0
Other Assets				0
Total		255		4,014
Liabilities [abstract]
Borrowings and deposit placements		0		0
Other Liabilities		0		3,933
Total		0		3,933
Net currency position		$ 255		$ 81
Currency risk [member] | European Euro [Member]
Statement of financial risk management [Line Items]
Exchange rate		1.20		1.06
Assets [abstract]
Cash and cash equivalent		$ 2		$ 6
Equity investments		0
Investments and other financial assets				0
Loans at amortized cost		0		0
Other Assets				52,800
Total		2		52,806
Liabilities [abstract]
Borrowings and deposit placements		0		0
Other Liabilities		0		52,800
Total		0		52,800
Net currency position		$ 2		$ 6
Currency risk [member] | Japanese Yen [Member]
Statement of financial risk management [Line Items]
Exchange rate		112.66		116.68
Assets [abstract]
Cash and cash equivalent		$ 4		$ 6
Equity investments		0
Investments and other financial assets				0
Loans at amortized cost		0		0
Other Assets				94,279
Total		4		94,285
Liabilities [abstract]
Borrowings and deposit placements		0		94,279
Other Liabilities		0		0
Total		0		94,279
Net currency position		$ 4		$ 6
Currency risk [member] | Colombian Peso [Member]
Statement of financial risk management [Line Items]
Exchange rate		2,985.78		3,002.00
Assets [abstract]
Cash and cash equivalent		$ 91		$ 55
Equity investments		0
Investments and other financial assets				0
Loans at amortized cost		0		0
Other Assets				0
Total		91		55
Liabilities [abstract]
Borrowings and deposit placements		0		0
Other Liabilities		0		0
Total		0		0
Net currency position		$ 91		$ 55
Currency risk [member] | Mexican Peso [Member]
Statement of financial risk management [Line Items]
Exchange rate		19.67		20.6139
Assets [abstract]
Cash and cash equivalent		$ 369		$ 2,339
Equity investments		0
Investments and other financial assets				0
Loans at amortized cost		143,182		295,580
Other Assets				79,104
Total		143,551		377,023
Liabilities [abstract]
Borrowings and deposit placements		143,661		280,557
Other Liabilities		0		96,951
Total		143,661		377,508
Net currency position		$ (110)		$ (485)
Currency risk [member] | Other currencies [Member]
Statement of financial risk management [Line Items]
Exchange rate		0	[2]	0	[3]
Assets [abstract]
Cash and cash equivalent		$ 75	[2]	$ 74	[3]
Equity investments	[2]	0
Investments and other financial assets	[3]			0
Loans at amortized cost		0	[2]	0	[3]
Other Assets	[3]			0
Total		75	[2]	74	[3]
Liabilities [abstract]
Borrowings and deposit placements		0	[2]	0	[3]
Other Liabilities		0	[2]	0	[3]
Total		0	[2]	0	[3]
Net currency position		$ 75	[2]	$ 74	[3]

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	It includes other currencies such as: Argentine pesos, Australian- dollar, Swiss franc, Pound sterling, Peruvian soles and Remimbis.
[3]	It includes other currencies such as: Argentine pesos, Australian- dollar, Canadian dollar, Swiss franc, Peruvian soles and Remimbis.